Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes on Income [Abstract]
Tax rate applicable	23.00%
Statutory tax rate	23.00%
Tax benefit	$ 6
Effective tax rate	0.00%
Unrecognized research and development expenses	$ 118	$ 100	$ 96